Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current tax (expense) recovery
December 31,	2024	2023

Current period	$-	$(57)
	$-	$(57)

Schedule of income tax expense and tax rates to the net income (losses) before taxes

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to the net income (losses) before taxes as follows:

December 31,	2024	2023

Net Loss, excluding income tax	$2,463	$(3,644)

Tax rate	23.0%	23.0%

Expected Canadian income tax recovery (expense)	$(568)	$838

Decrease resulting from:
Change in unrecognized temporary differences	3,422	(973)
Difference between Canadian statutory rate and those
applicable to U.S. and other foreign subsidiaries	(63)	49
Non-deductible expenses and non-taxable income	(50)	24
Adjustment for prior years income tax matters	(2,665)	16
Other	(76)	(11)
	$-	$(57)

Schedule of recognized tax assets and liabilities

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities recognized at December 31, 2024 and 2023, are as follows:

	Assets		Liabilities		Net
December 31,	2024	2023	2024	2023	2024	2023
				.
Property and equipment	$-	$-	$524	$591	$524	$591
Intangible assets	-	-	89	98	89	98
Note payable	-	-	5	7	5	7
Tax loss carryforwards	(618)	(696)	-	-	(618)	(696)
Tax (assets) liabilities	$(618)	$(696)	$618	$696	$-	$-

Set off of tax	618	696	(618)	(696)	-	-
Net tax (assets) liabilities	$-	$-	$-	$-	$-	$-

Schedule of Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

December 31,	2024	2023

Deductible temporary differences	$21,333	$21,704
Tax loss carryforwards	192,030	203,178

	$213,363	$224,882

Schedule of losses by year of expiry
Twelve months ended December 31,
2025	$4,519
2026-2044	176,054
Indefinite	14,399
$194,972

Schedule of movement in deferred tax balances

	Balance at	Recognized in	Recognized	Balance at
	December 31, 2023	Profit and Loss	in Equity	December 31, 2024

Property and equipment	$591	$(67)	$-	$524
Intangible assets	98	(9)	-	89
Note payable	7	(2)	-	5
Tax loss carryforwards	(696)	78	-	(618)

Net tax (assets) liabilities	$-	$-	$-	$-